Note 22 - Other Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Liabilities [Abstract]
Payroll and social security payable	$ 224,630	$ 174,794
Miscellaneous	35,984	28,931
Other current liabilities	$ 260,614	$ 203,725